LEASES (Tables)	12 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF LEASE COST

A summary of lease cost recognized in the Company’s consolidated statements of operations and comprehensive income (loss) was as follows:

	For the Years Ended June 30,
	2026	2025	2024
Operating leases cost excluding short-term rental expense	$57,293	$36,150	$31,725
Short-term rental expense	66,664	66,294	2,284
Total	$123,957	$102,444	$34,009

SCHEDULE OF RELATED TO OPERATING LEASES

A summary of supplemental information related to operating leases was as follows:

	As of June 30,
	2026	2025
Weighted average remaining lease term (year)	0.50	1.50
Weighted average discount rate	3.60%	3.60%